Real Estate (Details 6) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Schedule of future minimum net rent payments
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 39,232,000
2014		111,517,932
2015	158,596,000	112,117,432
2016	162,755,000	112,031,469
2017	163,426,000	111,431,131
2018	155,463,000	102,702,910
Thereafter	716,539,000	400,987,567
Total	$ 1,396,011,000	$ 950,788,441